Intangible Assets - Product Development - Summary of Intangible Assets (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	£ 947
Ending Balance	947	£ 947
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,517	2,918
Exchange differences	17	(121)
Additions	284	300
Disposals and retirements	(309)	(550)
Disposal of subsidiary	0	(29)
Transfers	5	(1)
Ending Balance	2,514	2,517
Depreciation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,570)	(1,943)
Exchange differences	(14)	92
Charge for the year	(287)	(280)
Impairment	(4)	(4)
Disposals and retirements	309	550
Disposal of subsidiary	0	14
Transfers	(1)	1
Ending Balance	£ (1,567)	£ (1,570)